Related party transactions - Related Party Balance Sheet (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	$ 27,818	$ 26,697
Scorpio Pools | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	27,818	26,413
Other assets	73,161	73,161
Accounts payable and accrued expenses	343	945
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	4,535	4,259
Accounts payable and accrued expenses	2,137	935
Amounts due to a related party port agent | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	488	355
Scorpio Services Holding Limited (SSH) | Other related parties
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	427	404
Scorpio Commercial Management S.A.M. | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	0	284
Accounts payable and accrued expenses	$ 40	58
Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Handymax Tanker Pool Limited | Other related parties
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses	$ 1,656	3,597
Other assets	$ 5,661	$ 5,661